Other Financial Assets	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL ASSETS
Other Financial Assets

9.    OTHER FINANCIAL ASSETS.

The detail of other financial assets as of December 31, 2019 and 2018 is as follows:

	Current		Non-current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in results	—	90,839	—	—
Financial assets at fair value with changes in other comprehensive income	127,854	269,031	2,349,223	2,352,894
Financial assets Financial assets measured at amortized cost	860,425	880,268	—	689,146
Hedging derivatives	322,316	39,022,012	4,871,397	4,191,543
Non-Hedging derivatives	—	41,023	—	36,086
Total	1,310,595	40,303,173	7,220,620	7,269,669